Taxes (Tables)	6 Months Ended
Jun. 30, 2023
Taxes [Abstract]
Schedule of Income Before Income Taxes	The components of income before income taxes are as follows:
	Six months ended June 30,
	2023	2022

Non-PRC	$(252)	$-
PRC	8,124	2,826
Total	$7,872	$2,826

Schedule of the Income Tax Provision	The components of income before income taxes are as follows:
	Six months ended June 30,
	2023	2022

Current	$709	$484
Deferred	700	(113)
Total	$1,409	$371

Schedule of Statutory Rates to the Company’s Effective Tax Rate	The following table reconciles the China statutory rates to the Company’s effective tax rate for the six months ended June 30, 2023 and 2022:
	Six months ended June 30,
	2023	2022

PRC statutory income tax rate	25.0%	25.0%
Effect of preferential tax rates (1)	(5.7)%	(6.9)%
Eligible additional deduction	(2.9)%	(5.5)%
Impact of different tax rates in other jurisdictions	0.8%	-%
Non-taxable and exemptions	(0.5)%	-%
Permanent differences (2)	1.2%	0.5%
Effective income tax rate	17.9%	13.1%
(1)	Preferential tax rates for small and micro enterprises and high-tech entities.
(2)	Permanent differences mainly consisted of non-deductible meal and entertainment fees in PRC tax returns.

Schedule of Deferred Tax Assets and Liabilities	The following table summarizes deferred tax assets and liabilities resulting from differences between financial accounting basis and tax basis of assets and liabilities:
	As of June 30, 2023	As of December 31, 2022

Deferred tax assets:
Net operating losses carryforward	$1,573	$2,300
Allowance for doubtful accounts	793	874
Deferred income (a)	266	279
Intangible assets (b)	137	134
Subtotal	2,769	3,587
Less: valuation allowance	-	-
Deferred tax assets	$2,769	$3,587
(a)	Deferred income represents the assets related government subsidies, which will amortize on a straight-line basis within the useful life of related assets. The tax basis is recognized when the Company received the subsidies.

(b)	Intangible asset represents the amortization temporary difference of licensed software. Management uses 10 years useful life as the tax basis, which is different from the 5 years useful life in accounting basis.

Schedule of Tax Payable Consisted	Tax payable consisted of the following:
	As of June 30, 2023	As of December 31, 2022

Value-added tax payable	$2,487	$1,828
Income tax payable	568	185
Other taxes payable	147	194
Total	$3,202	$2,207